SUMMARY PROSPECTUS
RUSSELL TAX EXEMPT HIGH YIELD BOND FUND

May 11, 2015

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/Russell/. You can also get this information at no cost by calling 1-800-290-2604 or by sending an e-mail to: RussellProspectuses@RRD.com. For other information please call 1-800-787-7354. The Fund’s Prospectus and SAI, both dated May 11, 2015 are all incorporated by reference into this Summary Prospectus.

Share Class:	Class A	Class C	Class E	Class S
Ticker:	RTHAX	RTHCX	RTHEX	RTHSX

Investment Objective (Non-Fundamental)

The Fund seeks to provide a high level of current income that is exempt from federal tax, and as a secondary objective, total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 25 and 27, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 20 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C, E, S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load)*	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None

*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses	0.47%	0.72%	0.72%	0.47%
Total Annual Fund Operating Expenses	1.22%	1.97%	1.22%	0.97%
Less Fee Waivers and Expense Reimbursements	(0.33)%	(0.33)%	(0.33)%	(0.33)%
Net Annual Fund Operating Expenses	0.89%	1.64%	0.89%	0.64%

#	“Other Expenses” are based on estimated amounts for the current fiscal year.

Until February 28, 2017, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive up to the full amount of its 0.50% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	$463	$167	$91	$66
3 Years	$717	$587	$355	$277

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has no Shares outstanding, it does not have a portfolio turnover rate at this time.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in fixed income investments the income from which is exempt from federal income tax. The Fund invests principally in municipal debt obligations providing federal tax-exempt interest income, but may invest up to 20% of the value of its net assets plus borrowings for investment purposes in municipal debt securities, the interest on which is subject to the alternative minimum tax. The Fund generally intends to invest a substantial portion of its assets in medium- to low-quality municipal debt securities including municipal debt securities that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a nationally recognized statistical rating organization (“NRSRO”). The Fund generally expects to invest between 30% and 60% of its assets in municipal debt securities that are rated below investment grade by one or more NRSROs (commonly referred to as “high-yield” or “junk bonds”), including those in default, or in unrated securities judged to be of comparable quality. The Fund may invest in industrial development bonds. The Fund employs multiple money managers unaffiliated with RIMCo, each with its own expertise in the municipal debt securities market. RIMCo manages the portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Assets not allocated to managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. A portion of the Fund’s net assets may be “illiquid” securities. The Fund may invest in commercial paper. The Fund may also invest in puts, stand-by commitments and demand notes (including variable rate demand notes). The Fund may enter into repurchase agreements. The Fund usually, but not always, seeks to limit the effect of holding cash reserves on the Fund’s exposures by investing in pre-refunded municipal bonds. The Fund usually, but not always, invests in pre-refunded municipal bonds to provide the Fund with longer duration exposure. Duration is a measure of sensitivity to interest rate changes and not time. RIMCo may choose to invest in pre-refunded municipal bonds to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund.

Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

•

Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund’s money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess the Fund’s portfolio characteristics and it is possible that its judgments regarding the Fund’s risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.

•

Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

•

Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund’s overall exposures, may cause the Fund’s returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

•

Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.

•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.

•

Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.

•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.

•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.

•

Puts, Stand-by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.

•

Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

•

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

•

Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

•

Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.

•

Alternative Minimum Tax Risk. The Fund may invest up to 20% of its net assets in municipal bonds the interest on which may be subject to the federal alternative minimum tax. As a result, taxpayers who are subject to the alternative minimum tax could earn a lower after-tax return.

•

New Fund Risk. The Fund is a new Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. The high current income portion of the Fund’s investment objective may not be achieved during the initial period following the Fund’s launch.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Management

Investment Adviser

The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo. The money managers for the Fund are:

•	Goldman Sachs Asset Management, L.P.
•	MacKay Shields LLC

Portfolio Manager

Kevin Lo, a Portfolio Manager has primary responsibility for the management of the Fund. Mr. Lo has managed the Fund since the Fund’s inception.

Additional Information

How to Purchase Shares

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of financial intermediaries. Class E and S Shares of the Fund may only be purchased by specified categories of investors. There is currently no required minimum initial investment for Class A, Class C, Class E or Class S Shares. The Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

For more information about how to purchase Shares, please see Additional Information about How to Purchase Shares in the Fund’s Prospectus.

How to Redeem Shares

Shares may be redeemed through your financial intermediary on any business day of the Fund (a day on which the New York Stock Exchange (“NYSE”) is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your financial intermediary. Redemption requests must be received by the Fund or a Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Because financial intermediaries and Fund agents may have earlier redemption order cut off times to allow them to deliver redemption orders to the Fund prior to the Fund’s order transmission cut off time, please ask your financial intermediary what the cut off time is. Please contact your financial intermediary for instructions on how to place redemption requests.

For more information about how to redeem Shares, please see Additional Information about How to Redeem Shares in the Fund’s Prospectus.

Taxes

The Fund intends to distribute tax-exempt income. The Fund intends to meet certain federal tax requirements so that it will continue to qualify to pay “exempt-interest dividends,” which are exempt from federal income tax. However, a portion of the dividends may be treated as ordinary income and may be subject to federal income tax.

For more information about these and other tax matters relating to the Fund and its shareholders, please see Additional Information about Taxes in the Fund’s Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For more information about payments to broker-dealers and other financial intermediaries please see Distribution and Shareholder Services Arrangements and Payments to financial intermediaries in the Fund’s Prospectus.

36-08-517 (0515)